Condensed Statement of Cash Flows (Unaudited) (Q3)	9 Months Ended
Sep. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net income	$ 5,021,944
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on Trust Account	(30,985)
Change in fair value of warrant liabilities	(4,009,667)
Change in fair value of forward purchase agreement liabilities	(2,664,000)
Offering costs allocated to warrants	719,201
Changes in current assets and current liabilities:
Prepaid assets	(336,542)
Accounts payable	66,739
Due to related party	65,000
Net cash used in operating activities	(1,168,310)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(345,000,000)
Net cash used in investing activities	(345,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Founder Shares	25,000
Proceeds from Initial Public Offering, net of underwriters' discount	338,100,000
Proceeds from issuance of Private Placement Warrants	8,900,000
Payments of offering costs	(521,631)
Net cash provided by financing activities	346,503,369
Net Change in Cash	335,058
Cash - Beginning of period	0
Cash - End of period	335,058
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of Class A ordinary shares subject to possible redemption	345,000,000
Accretion of Class A ordinary shares to redemption value	31,410,398
Initial value of warrant liabilities	18,190,000
Deferred underwriters' discount payable charged to additional paid-in capital	12,075,000
Initial value of forward purchase agreement liabilities	$ 11,655,000